Investment Adviser
LMM, LLC
Baltimore, MD

Board of Directors
John F. Curley, Jr., Chairman
Jennifer W. Murphy, President
Nelson A. Diaz
Richard G. Gilmore
Arnold L. Lehman
Dr. Jill E. McGovern
G. Peter O'Brien
T. A. Rodgers
Edward A. Taber, III

Transfer and Shareholder Servicing Agent
Boston Financial Data Services
Boston, MA

Custodian
State Street Bank & Trust Company
Boston, MA

Counsel
Kirkpatrick & Lockhart LLP
Washington, DC

Independent Auditors
Ernst & Young LLP
Philadelphia, PA

This report is not to be distributed unless preceded or accompanied by a prospectus.

               LEGG MASON WOOD WALKER, INCORPORATED

      -------------------------------------------------------

                         100 Light Street

              P.O. Box 1476, Baltimore, MD 21203-1476

                         410 - 539 - 0000

LMF-088
5/01

                                  QUARTERLY REPORT
                                   MARCH 31, 2001

                                     LEGG MASON
                                     OPPORTUNITY
                                        TRUST

                                    PRIMARY CLASS

                                  [LEGG MASON LOGO]

To Our Shareholders,

  We are pleased to provide you with the quarterly report for your Fund, the Legg Mason Opportunity Trust. Your Fund was launched on December 30, 1999, and at this writing has about $1.5 billion in net assets. As of March 31, 2001, the net asset value of the Primary Class of shares was $10.19.

  The following table summarizes key statistics for the Primary Class of shares, as well as several market indices for periods ended March 31, 2001:

                                                    Cumulative Total Return
                                             --------------------------------------
                                                                           Since
                                             3 Months       1 Year       Inception*
                                             --------       ------       ----------
Opportunity Trust                              +5.60%       -2.70%          +3.82%
Dow Jones Industrial Average                   -8.04%       -8.21%         -12.50%
S&P 500 Composite Index                       -11.86%       -21.68%        -19.88%
Value Line Index                               -6.16%       -13.86%        -14.34%

  Opportunity Trust portfolio manager Bill Miller was featured in the April 9, 2001 issue of Barron's, "Underpriced Market: Legg Mason's vaunted money manager sees an oversupply of gloom." If you'd like a reprint of this article, it is available on our website at www.leggmasonfunds.com or from your Legg Mason Financial Advisor.

  As always, we appreciate your support and welcome your comments.

                                             Sincerely,

                                             /s/ JENNIFER W. MURPHY

                                             Jennifer W. Murphy
                                             President

May 9, 2001

---------------

* The Fund's inception date is December 30, 1999. Index returns are for periods beginning December 31, 1999.

Performance Information
Legg Mason Opportunity Trust

Total Returns for Three Months, Six Months, One Year and Life of Class, as of March 31, 2001

  The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in the Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in this Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

  The Fund has two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders.

  Total returns for the Fund as of March 31, 2001, were as follows:

                                       Cumulative   Average Annual
                                       ----------   --------------
  Primary Class:
        Three Months                     +5.60%        N/A
        Six Months                       -5.45%        N/A
        One Year                         -2.70%         -2.70%
        Life of Class*                   +3.82%         +3.05%

* Inception date: December 30, 1999.

SELECTED PORTFOLIO PERFORMANCE (A)

Strong performers for the 1st quarter 2001(B)
---------------------------------------------
 1.  Hollywood Entertainment
       Corporation                  +105.9%
 2.  The FINOVA Group Inc.           +92.0%
 3.  Abercrombie & Fitch Co.         +63.5%
 4.  TALK.com, Inc.                  +56.5%
 5.  Cott Corporation                +50.0%
 6.  Ames Department Stores, Inc.    +45.7%
 7.  TALK.com, Inc., Cv., 4.5%,
       due 9/15/02                   +28.6%
 8.  WestPoint Stevens Inc.          +20.2%
 9.  Brunswick Corporation           +19.4%
10.  Tupperware Corporation          +16.7%

 Weak performers for the 1st quarter 2001(B)
--------------------------------------------
 1.  Acxiom Corporation               -46.4%
 2.  Amazon.com, Inc.                -34.3%
 3.  Cabletron Systems, Inc.         -14.4%
 4.  Mandalay Resort Group            -9.0%
 5.  NOVA Corporation                 -7.5%
 6.  Gateway, Inc.                    -6.6%
 7.  E*Trade Group, Inc.              -5.4%
 8.  Unisys Corporation               -4.3%
 9.  Omnicare, Inc.                   -0.8%
10.  Amazon.com, Inc., Cv., 4.75%,
       due 2/1/09                     +1.7%

---------------

(A) Individual stock performance is measured by the change in the stock's price; reinvestment of dividends is not included.
(B) Securities held for the entire quarter.

PORTFOLIO CHANGES

Securities added during the 1st quarter 2001
--------------------------------------------
Agere Systems Inc.
Dell Computer Corporation
eSpeed, Inc.
Exodus Communications, Inc.
KPMG Consulting Inc.
Level 3 Communications, Inc.
Nextel Communications, Inc.
Pinnacle Entertainment, Inc.
Symantec Corporation

Securities sold during the 1st quarter 2001
--------------------------------------------
Finova Capital Corp, 7.25%, due 11/8/04
Intermedia Communications Inc.
Lloyds TSB Group plc
Toys "R" Us, Inc.
U.S. Bancorp

Portfolio of Investments
Legg Mason Opportunity Trust

March 31, 2001 (Unaudited)

(Amounts in Thousands)

                                                              Shares/Par                     Value
-----------------------------------------------------------------------------------------------------
  Common Stock and Equity Interests -- 93.6%

Capital Goods -- 10.1%
  Manufacturing (Diversified) -- 2.9%
  Pentair, Inc.                                                   1,500                    $   38,220
                                                                                           ----------
  Waste Management -- 7.2%
  Republic Services, Inc.                                         5,000                        93,750(A)
                                                                                           ----------
Communications Services -- 4.6%
  Telecommunications (Cellular/Wireless) -- 2.2%
  Nextel Communications, Inc.                                     2,000                        28,750(A)
                                                                                           ----------
  Telecommunications (Long Distance) -- 2.4%
  Level 3 Communications, Inc.                                      930                        16,159(A)
  TALK.com, Inc.                                                  6,600                        14,850(A,B)
                                                                                           ----------
                                                                                               31,009
                                                                                           ----------
Consumer Cyclicals -- 22.5%
  Gaming, Lottery and Pari-Mutuel Companies -- 4.3%
  Mandalay Resort Group                                           2,000                        39,940(A)
  Pinnacle Entertainment, Inc.                                    1,500                        15,750(A,B)
                                                                                           ----------
                                                                                               55,690
                                                                                           ----------
  Leisure Time (Products) -- 0.8%
  Brunswick Corporation                                             500                         9,815
                                                                                           ----------
  Retail (Discounters) -- 0.4%
  Ames Department Stores, Inc.                                    2,800                         5,862(A,B)
                                                                                           ----------
  Retail (Home Shopping) -- 1.6%
  Amazon.com, Inc.                                                2,000                        20,460(A)
                                                                                           ----------
  Retail (Specialty-Apparel) -- 8.0%
  Abercrombie & Fitch Co.                                         3,200                       104,640(A)
                                                                                           ----------
  Services (Advertising/Marketing) -- 3.0%
  Acxiom Corporation                                              1,847                        38,554(A)
                                                                                           ----------

                                                              Shares/Par                     Value
-----------------------------------------------------------------------------------------------------
Consumer Cyclicals -- Continued
  Services (Commercial and Consumer) -- 2.9%
  Viad Corp                                                       1,600                    $   38,128
                                                                                           ----------
  Textiles (Home Furnishings) -- 1.5%
  WestPoint Stevens Inc.                                          2,205                        19,847
                                                                                           ----------
Consumer Staples -- 13.9%
  Beverages (Non-Alcoholic) -- 5.2%
  Cott Corporation                                                5,945                        67,990(A,B)
                                                                                           ----------
  Entertainment -- 3.5%
  AOL Time Warner Inc.                                              900                        36,135(A)
  Hollywood Entertainment Corporation                             4,200                         9,188(A,B)
                                                                                           ----------
                                                                                               45,323
                                                                                           ----------
  Housewares -- 2.3%
  Tupperware Corporation                                          1,250                        29,825
                                                                                           ----------
  Restaurants -- 2.9%
  Tricon Global Restaurants, Inc.                                 1,000                        38,190(A)
                                                                                           ----------
Financials -- 11.7%
  Financial (Diversified) -- 0.8%
  The FINOVA Group Inc.                                           5,900                        10,620(B)
                                                                                           ----------
  Insurance (Life/Health) -- 5.2%
  UnumProvident Corporation                                       2,300                        67,206
                                                                                           ----------
  Investment Banking/Brokerage -- 1.5%
  E*Trade Group, Inc.                                               716                         4,998(A)
  Knight Trading Group, Inc.                                      1,000                        14,625(A)
                                                                                           ----------
                                                                                               19,623
                                                                                           ----------
  Savings and Loan Companies -- 4.2%
  Washington Mutual, Inc.                                         1,000                        54,750
                                                                                           ----------

                                                              Shares/Par                     Value
-----------------------------------------------------------------------------------------------------
Health Care -- 2.3%
  Health Care (Specialized Services) -- 2.3%
  Omnicare, Inc.                                                  1,400                    $   30,030
                                                                                           ----------
Technology -- 28.5%
  Computers (Hardware) -- 5.7%
  Dell Computer Corporation                                       1,000                        25,687(A)
  Gateway, Inc.                                                   2,900                        48,749(A)
                                                                                           ----------
                                                                                               74,436
                                                                                           ----------
  Computers (Networking) -- 4.8%
  Cabletron Systems, Inc.                                         4,872                        62,846(A)
                                                                                           ----------
  Computers (Software/Services) -- 13.0%
  eSpeed, Inc.                                                    1,205                        24,627(A)
  Exodus Communications, Inc.                                     1,800                        19,350(A)
  KPMG Consulting Inc.                                            2,225                        28,925(A)
  Symantec Corporation                                            1,050                        43,903(A)
  Unisys Corporation                                              3,800                        53,200(A)
                                                                                           ----------
                                                                                              170,005
                                                                                           ----------
  Electronics (Semiconductors) -- 0.5%
  Agere Systems Inc.                                              1,000                         6,180(A)
                                                                                           ----------
  Services (Data Processing) -- 4.5%
  NOVA Corporation                                                3,200                        59,008(A)
                                                                                           ----------
Total Common Stock and Equity Interests (Identified
  Cost -- $1,201,248)                                                                       1,220,757
-----------------------------------------------------------------------------------------------------

                                                              Shares/Par         Value
-----------------------------------------------------------------------------------------
Corporate and Other Bonds -- 4.3%

Amazon.com, Inc., Cv., 4.75%, due 2/1/09                       $136,500        $   51,529
TALK.com, Inc., Cv., 4.5%, due 9/15/02                           27,008             4,861
                                                                               ----------
Total Corporate and Other Bonds (Identified Cost -- $85,261)                       56,390
-----------------------------------------------------------------------------------------
Repurchase Agreements -- 3.1%

Goldman, Sachs & Company
  5.3%, dated 3/30/01, to be repurchased at $20,137
  on 4/2/01 (Collateral: $20,823 Fannie Mae mortgage-backed
  securities, 6.5%, due 4/1/31, value $20,867)                   20,128            20,128
Morgan Stanley Dean Witter
  5.32%, dated 3/30/01, to be repurchased at $20,137
  on 4/2/01 (Collateral: $20,372 Fannie Mae mortgage-backed
  securities, 6.5%, due 1/1/19, value $20,638)                   20,128            20,128
                                                                               ----------
Total Repurchase Agreements (Identified Cost -- $40,256)                           40,256
-----------------------------------------------------------------------------------------
Total Investments -- 101.0% (Identified Cost -- $1,326,765)                     1,317,403
Other Assets Less Liabilities -- (1.0)%                                           (12,808)
                                                                               ----------

NET ASSETS -- 100.0%                                                           $1,304,595
                                                                               ==========
NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                    $10.19
                                                                               ==========
  INSTITUTIONAL CLASS                                                              $10.19
                                                                               ==========
-----------------------------------------------------------------------------------------

(A)Non-income producing.

(B)Affiliated Company -- As defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2001, the total market value of Affiliated Companies was $124,260 and the identified cost was $161,467.